NEWBUILDINGS (Tables)	12 Months Ended
Dec. 31, 2017
Newbuildings [Abstract]
Newbuilings
Movements in the two years ended December 31, 2017 are summarized as follows:

Balance at December 31, 2015	338,614
Installments and newbuilding supervision fees paid	265,083
Interest capitalized	2,258
Transfers to Vessels and Equipment	(425,393)
Balance at December 31, 2016	180,562
Installments and newbuilding supervision fees paid	152,501
Interest capitalized	—
Transfers to Vessels and Equipment	(227,336)
Balance at December 31, 2017	105,727